OTHER INCOME (EXPENSE), NET (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
OTHER INCOME (EXPENSE), NET
Gain (loss) on foreign translation	$ (352)	$ 31	$ 43
Other non-operating income (loss), net	139	126	92	33
Total	$ (213)	$ 157	$ 135	$ 33